Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Loan Receivable Related Parties	Loan receivable — related parties:
	As of June 30, 2024	As of December 31, 2023
Loan to Lakeshore Acquisition II Corp.	$-	$460,000
Total loan receivable – related parties	$-	$460,000
Loan receivable — related parties consisted of the following as of the date indicated:
	December 31, 2023	December 31, 2022
Loan to Lakeshore Acquisition II Corp.	$460,000	$—
Loan to Doudakian, Varto Levon*	-	—
Total loan receivable – related parties	$460,000	$—

*	During 2023, Visiontech and Varto Levon Doudakian, one of the stockholders of the Company, entered into five loan agreements for total principal amount of $110,000 with 8% interest rate. On December 29, 2023, Visiontech and Varto Levon Doudakian entered into an agreement to offset bonus due to Varto Levon Doudakian with this loan and accrued interest. As of December 31, 2023, loan to Varto Levon Doudakian is $0.